TRADE ACCOUNTS AND NOTES PAYABLE	12 Months Ended
Dec. 31, 2023
TRADE ACCOUNTS AND NOTES PAYABLE
TRADE ACCOUNTS AND NOTES PAYABLE

10— TRADE ACCOUNTS AND NOTES PAYABLE

Trade accounts and notes payable consist of the following:

	December 31,
	2023	2022
Trade accounts payable	11,236	6,640
Notes payable	61	7
Total	11,297	6,647

Trade accounts payable usually represent invoices with a due date of 90 days or less and invoices to be received.

Notes payable represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.